FINANCIAL INSTRUMENTS - FAIR VALUES AND RISK MANAGEMENT - Narrative (Details) $ / shares in Units, $ in Thousands	3 Months Ended				12 Months Ended
	Sep. 30, 2025 $ / shares	Jun. 30, 2025 $ / shares	Mar. 31, 2025 $ / shares	Dec. 31, 2024 USD ($) $ / shares	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2020 USD ($) derivative	Dec. 31, 2022 USD ($)	Apr. 30, 2020 USD ($)	Feb. 28, 2016 USD ($)
Disclosure of detailed information about financial instruments [line items]
Cash and cash equivalents				$ 413,532	$ 251,347	$ 413,532	$ 308,322		$ 254,525
Percentage debt with floating interest rates				15.00%	13.00%	15.00%
Derivative instruments				$ 22,422	$ 8,730	$ 22,422
Gain (loss) on derivatives					(778)	9,206	8,039
Dividends recognised as distributions to owners per share | $ / shares	$ 0.19	$ 0.36	$ 0.18	$ 0.20
U.S. dollar denominated floating rate debt
Disclosure of detailed information about financial instruments [line items]
Variable interest rate debt net of interest rate swaps				$ 3,204,000	2,691,900	3,204,000
U.S. dollar denominated floating rate debt | Interest rate risk
Disclosure of detailed information about financial instruments [line items]
Increase in annual interest expense as a result of one percentage point increase in annual LIBOR and SOFR					26,900	32,000
Interest rate swap contract
Disclosure of detailed information about financial instruments [line items]
Restricted cash and cash equivalents				0	$ 0	0
Nominal amount of hedging instrument					400,000
Gain (loss) on derivatives					$ (800)	9,200	$ 8,000
Interest rate swap contract | Fair Value
Disclosure of detailed information about financial instruments [line items]
Derivative instruments				24,400	9,000	24,400
Derivative financial liabilities				$ 0	$ 0	$ 0
Interest rate swap contract | $150m borrowings
Disclosure of detailed information about financial instruments [line items]
Nominal amount of hedging instrument								150,000			150,000
Number of derivatives entered into | derivative								2
Interest rate swap contract | $250m Borrowings
Disclosure of detailed information about financial instruments [line items]
Nominal amount of hedging instrument								250,000		100,000
Number of derivatives entered into | derivative								3